Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 3,751	$ 140,738
Interest, amortization of financing fees and other on loan from affiliates and related party	818	816
Amortization of financing fees	517	12,078
Discount on receivable from drilling contract	0	4,048
Other	288	1,217
Capitalized interest	0	(12,060)
Total	$ 5,374	$ 146,837